SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest paid	$ 342	$ 238
Taxes paid	7,023	12
Equipment acquired under finance leases and equipment loans	$ 7,365	$ 250